Segment Information (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting
The following table sets forth the Company’s segment information of revenue, significant expenses and net loss:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Revenue	$1,305	$987	$5,648	$2,742
Less:
Operating expenses excluding salaries and share-based compensation:
Cost of revenue (exclusive of depreciation and amortization below)	4	11	133	40
Research and development	11,164	7,580	26,942	16,142
General and administrative	4,808	3,086	19,772	5,163
Sales and marketing	501	97	2,011	328
Salaries and share-based compensation expense	19,227	8,844	46,915	25,771
Depreciation and amortization	1,740	1,707	4,996	4,242
Interest (income) expense, net	(2,272)	(334)	(4,401)	(1,228)
Other segment items(1)	(1,671)	294	4,131	(73)
Net loss	$(32,196)	$(20,298)	$(94,851)	$(47,643)
(1) Other segment items include other operating (income) expense, net, loss on fair value of earn out share liabilities, net, loss on derivative instruments, net and other (income) expense, net which are reflected in the consolidated statements of operations and comprehensive loss.